Income Taxes	12 Months Ended
Apr. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13	INCOME TAXES
Income before income taxes is as follows:

	Year Ended April 30,
	2016	2015	2014
Domestic	$959.3	$500.7	$827.4
Foreign	18.6	22.3	22.3
Income before income taxes	$977.9	$523.0	$849.7

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2016	2015	2014
Current:
Federal	$342.5	$147.8	$265.4
Foreign	4.8	4.7	4.2
State and local	37.1	17.9	22.9
Deferred:
Federal	(32.1)	2.3	(13.9)
Foreign	1.3	0.5	2.4
State and local	(64.4)	4.9	3.5
Total income tax expense	$289.2	$178.1	$284.5

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.5	2.4	1.9
Domestic manufacturing deduction	(3.5)	(2.9)	(3.0)
Deferred tax benefit from integration	(5.2)	—	—
Other items – net	0.8	(0.4)	(0.4)
Effective income tax rate	29.6%	34.1%	33.5%
Income taxes paid	$290.5	$199.3	$294.4

The effective tax rate of 29.6 percent in 2016 includes the recognition in the fourth quarter of a $50.5 noncash deferred tax benefit related to the integration of Big Heart into the Company.
We are a voluntary participant in the Compliance Assurance Process (“CAP”) program offered by the Internal Revenue Service (“IRS”) and are currently under a CAP examination for the tax year ended April 30, 2016. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows us to remain current with our IRS examinations. The IRS has completed the CAP examinations for tax years ended April 30, 2013, 2014, and 2015. Tax years prior to 2013 are no longer subject to U.S. federal tax examination. With limited exceptions, we are no longer subject to examination for state and local jurisdictions for tax years prior to 2012 and for tax years prior to 2009 for foreign jurisdictions. BAG, the former parent company of Big Heart that was merged into one of our subsidiaries, is under IRS examination of its federal income tax returns for the fiscal years ended April 29, 2013, April 27, 2014, and the period ended March 22, 2015.
In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.
ASU 2015-17 requires all deferred tax liabilities and assets to be classified as noncurrent on the balance sheet in order to simplify the presentation of deferred income taxes. Although ASU 2015-17 is not effective for us until May 1, 2017, we have elected early adoption. As of April 30, 2016, we have classified all deferred tax liabilities and assets as noncurrent on our Consolidated Balance Sheets. Prior year amounts have been reclassified from current deferred tax assets to noncurrent deferred tax liabilities to conform to the current year in accordance with ASU 2015-17, resulting in an adjustment to noncurrent deferred income taxes of $76.3 for the year ended April 30, 2015.
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial- reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2016	2015
Deferred tax liabilities:
Intangible assets	$2,330.8	$2,499.4
Property, plant, and equipment	140.5	158.0
Other	11.9	9.6
Total deferred tax liabilities	$2,483.2	$2,667.0
Deferred tax assets:
Post-employment and other employee benefits	$171.8	$143.4
Tax credit and loss carryforwards	3.7	44.8
Intangible assets	23.2	22.1
Inventory	8.0	11.6
Property, plant, and equipment	5.1	19.4
Other	47.3	32.9
Total deferred tax assets	$259.1	$274.2
Valuation allowance	(6.2)	(4.2)
Total deferred tax assets, less allowance	$252.9	$270.0
Net deferred tax liability	$2,230.3	$2,397.0

The following table summarizes domestic loss and credit carryforwards at April 30, 2016.

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal loss carryforwards	$—	$3.3	$3.3	2021
State loss carryforwards	2.7	0.1	—	2021 to 2036
State tax credit carryforwards	—	0.3	—	2022
Total tax carryforwards	$2.7	$3.7	$3.3

We evaluate the realizability of deferred tax assets for each of the jurisdictions in which we operate. The total valuation allowance increased by a net amount of $2.0 during the year. The 2015 valuation allowance of $4.2, related to a federal capital loss carryforward recorded with the Big Heart acquisition, was reversed in 2016 as an adjustment to purchase accounting within the measurement period. Furthermore, in 2016, an additional valuation allowance related to a separate federal capital loss carryforward was recorded with the Big Heart acquisition in accordance with purchase accounting.
Deferred income taxes have not been provided on approximately $217.4 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested and we do not intend to repatriate any of the amounts. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.
Our unrecognized tax benefits were $46.3, $45.0, and $29.1, of which $32.6, $32.2, and $19.5 would affect the effective tax rate, if recognized, as of April 30, 2016, 2015, and 2014, respectively. Our accrual for tax-related net interest and penalties totaled $3.8, $3.4, and $2.0 as of April 30, 2016, 2015, and 2014, respectively. Interest charged to earnings totaled $0.6, $0.7, and $0.1 during 2016, 2015, and 2014, respectively.
Within the next 12 months, it is reasonably possible that we could decrease our unrecognized tax benefits by an estimated $4.5, primarily as a result of the expiration of statute of limitation periods.
A reconciliation of our unrecognized tax benefits is as follows:

	2016	2015	2014
Balance at May 1,	$45.0	$29.1	$29.7
Increases:
Current year tax positions	3.3	2.4	5.1
Prior year tax positions	0.2	1.2	0.1
Acquired businesses	3.3	13.4	—
Decreases:
Prior year tax positions	0.9	0.4	1.6
Settlement with tax authorities	2.5	—	1.5
Expiration of statute of limitations periods	2.1	0.7	2.7
Balance at April 30,	$46.3	$45.0	$29.1